Commitments and Contingencies (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 16,069
2017	11,771
2018	7,664
2019	4,506
2020	3,345
Thereafter	4,368
Future minimum lease payments, Total	47,723
Third Party [Member]
Operating Leased Assets [Line Items]
2016	15,565
2017	11,267
2018	7,160
2019	3,992
2020	2,831
Thereafter	2,826
Future minimum lease payments, Total	43,641
Executive Officer [Member]
Operating Leased Assets [Line Items]
2016	504
2017	504
2018	504
2019	514
2020	514
Thereafter	1,542
Future minimum lease payments, Total	$ 4,082